Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share
Schedule of computation of earnings per share

	For the Year Ended December 31,
	2022	2023	2024
Numerator:
Net loss	(14,437,104)	(20,719,753)	(22,401,709)
Accretion on redeemable non-controlling interests to redemption value	(279,355)	(303,163)	(347,516)
Net loss attributable to non-controlling interests	157,014	(124,051)	91,533
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	(14,559,445)	(21,146,967)	(22,657,692)
Denominator:
Weighted-average number of ordinary shares outstanding – basic and diluted	1,636,999,280	1,700,203,886	2,054,614,522
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc.	(8.89)	(12.44)	(11.03)

Schedule of weighted average numbers of ordinary shares outstanding

	For the Year Ended December 31,
	2022	2023	2024
Restricted shares	4,051,753	—	—
Outstanding weighted average options granted	55,132,378	43,876,236	27,077,944
Convertible notes	37,671,003	57,008,080	110,731,276
Total	96,855,134	100,884,316	137,809,220